LEASES - Consolidated income statement (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Depreciation charge of right-of-use assets	¥ 635	¥ 134
Income Statement Locations
Depreciation charge of right-of-use assets	7,035	6,279
Interest expense	¥ 1,094	¥ 410